Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 48,009	$ 1,620	$ 49,413	$ 51,953
Adjustments to reconcile income before income tax to net cash provided by operating activities:
Depreciation	28,164	950	29,106	30,368
Amortization	3,766	127	3,379	3,080
Provision for doubtful accounts	643	22	941	519
Interest expenses	22	1	20	33
Interest income	(205)	(7)	(189)	(306)
Dividend income	(328)	(11)	(391)	(218)
Compensation cost of share-based payment transactions	22	1	17	36
Share of profits of associates and joint ventures accounted for using equity method	(419)	(14)	(515)	(897)
Loss on disposal of property, plant and equipment	107	4	48	109
Property, plant and equipment transferred to expenses	3	0	0	0
Loss on disposal of intangible assets	0	0	0	0
Gain on disposal of financial instruments	(3)	0	0	0
Loss (gain) on disposal of investments accounted for using equity method	0	0	2	(4)
Impairment loss on available-for-sale financial assets	0	0	577	107
Impairment loss on investments accounted for using equity method	0	0	0	8
Provision for inventory and obsolescence	52	2	192	198
Impairment loss on property, plant and equipment	0	0	596	138
Reversal of impairment loss on investment properties	(11)	0	(148)	(142)
Impairment loss on intangible assets	9	0	0	0
Valuation loss (gain) on financial assets and liabilities at fair value through profit or loss, net	(1)	0	1	0
Loss (gain) on foreign exchange, net	83	3	(80)	54
Changes in operating assets and liabilities:
Financial assets held for trading	0	0	0	1
Trade notes and accounts receivable	(1,191)	(40)	(4,613)	(1,172)
Receivables from related parties	(36)	(1)	28	39
Inventories	(1,469)	(50)	1,166	(1,852)
Prepayments	458	15	62	(327)
Other current monetary assets	(81)	(3)	(242)	(357)
Other current assets	(61)	(2)	214	889
Trade notes and accounts payable	587	20	2,497	(2,223)
Payables to related parties	(78)	(3)	151	203
Other payables	(691)	(24)	(76)	1,644
Provisions	82	3	(63)	(24)
Advance receipts	(728)	(25)	504	1,134
Other current liabilities	(76)	(3)	7	(112)
Deferred revenue	66	2	(70)	218
Net defined benefit plans	49	2	(8,539)	439
Cash generated from operations	76,744	2,589	73,995	83,536
Interest paid	(22)	(1)	(20)	(33)
Income tax paid	(5,790)	(195)	(9,023)	(7,178)
Net cash provided by operating activities	70,932	2,393	64,952	76,325
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of available-for-sale financial assets	(400)	(13)	(53)	(29)
Proceeds from disposal of available-for-sale financial assets	9	0	39	2
Proceeds from capital reduction of available-for-sale financial assets	12	0	37	44
Acquisition of time deposits and negotiable certificate of deposit with maturities of more than three months	(6,231)	(210)	(4,119)	(11,494)
Proceeds from disposal of time deposits and negotiable certificate of deposit with maturities of more than three months	5,650	191	2,834	11,824
Acquisition of held-to-maturity financial assets	0	0	0	(1,002)
Proceeds from disposal of held-to-maturity financial assets	2,140	72	1,875	4,450
Acquisition of investments accounted for using equity method	0	0	(30)	(6)
Proceeds from disposal of investments accounted for using equity method	0	0	182	16
Net cash outflow on acquisition of subsidiaries	0	0	0	(114)
Acquisition of property, plant and equipment	(26,875)	(907)	(23,517)	(25,084)
Proceeds from disposal of property, plant and equipment	159	5	44	4
Acquisition of intangible assets	(11,305)	(381)	(282)	(10,380)
Acquisition of investment properties	0	0	0	0
Decrease (increase) in other noncurrent assets	(788)	(27)	63	72
Interest received	233	8	198	337
Cash dividends received	675	23	1,066	907
Net cash used in investing activities	(36,721)	(1,239)	(21,663)	(30,453)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loans	6,952	235	1,415	2,750
Repayment of short-term loans	(7,020)	(237)	(1,387)	(3,258)
Repayment of long-term loans	0	0	(150)	(190)
Decrease in customers’ deposits	(111)	(4)	(294)	(37)
Increase (decrease) in other noncurrent liabilities	(37)	(1)	(104)	12
Cash dividends paid	(38,336)	(1,293)	(42,551)	(37,673)
Partial disposal of interests in subsidiaries without losing control	106	4	83	45
Cash dividends distributed to noncontrolling interests	(942)	(32)	(710)	(350)
Change in other noncontrolling interests	2,777	94	1,180	(485)
Unclaimed dividend	3	0	0	0
Net cash used in financing activities	(36,608)	(1,234)	(42,518)	(39,186)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	122	4	58	25
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,275)	(76)	829	6,711
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	31,100	1,049	30,271	23,560
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 28,825	$ 973	$ 31,100	$ 30,271